Summary of Derivative Instruments (Parenthetical) (Detail) - Interest Rate Swaps - Designated as Hedges	12 Months Ended
Dec. 31, 2021
LIBOR
Derivative [Line Items]
Derivative term	May 30, 2031
SOFR
Derivative [Line Items]
Derivative term	March 17, 2031
Minimum | LIBOR
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.17%
Minimum | SOFR
Derivative [Line Items]
Fixed interest rate on derivative contracts	0.36%
Maximum [Member] | LIBOR
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.28%
Maximum [Member] | SOFR
Derivative [Line Items]
Fixed interest rate on derivative contracts	1.48%